Notes Related to the Consolidated Statement of Income (Loss) - Summary of Operating Expense - General and Administrative Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating expenses [line items]
Depreciation and amortization	€ 1,095	€ 458
Total	33,210	24,145
General and Administrative Expense [member]
Disclosure of operating expenses [line items]
Consumables	303	70
Rental and maintenance	743	437
Services, subcontracting and fees	4,947	2,753
Personnel expenses	3,333	3,083
Depreciation and amortization	855	340
Other	312	710
Total	€ 10,493	€ 7,393